NATIONWIDE VA

SEPARATE

ACCOUNT-A

Annual Report

To

Contract Owners

December 31, 2020

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and

Contract Owners of Nationwide VA Separate Account-A:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide VA Separate Account-A (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year listed in the Appendix and changes in contract owners’ equity for the years listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year listed in the Appendix and the changes in its contract owners’ equity for the years listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/     KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 2, 2021

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust - MFS Total Return Series: Initial Class (MTRS)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I (NVOLG1) (1)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF) (1)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

2

NATIONWIDE VA SEPARATE ACCOUNT-A

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount *,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
ACVB	185,868	$1,364,270	$1,622,623	$6	$1,622,629	$-	$1,622,629	$1,622,629	$-	$1,622,629
FEIP	1,386	31,115	33,117	-	33,117	30	33,087	33,087	-	33,087
FGP	164,758	8,599,344	16,970,118	1,391	16,971,509	-	16,971,509	16,830,773	140,736	16,971,509
MTRS	1,311	25,954	34,106	-	34,106	24	34,082	34,082	-	34,082
GBF	78,751	874,117	889,104	-	889,104	10	889,094	889,094	-	889,094
NVOLG1	70,304	1,270,309	1,324,524	4	1,324,528	-	1,324,528	1,324,528	-	1,324,528
SAM	548,558	548,558	548,558	4	548,562	-	548,562	548,562	-	548,562
TRF	279,881	3,691,747	6,585,593	437	6,586,030	-	6,586,030	6,542,887	43,143	6,586,030
AMCG	63,724	1,585,752	2,536,213	342	2,536,555	-	2,536,555	2,500,785	35,770	2,536,555

Total (unaudited)			$30,543,956	$2,184	$30,546,140	$64	$30,546,076	$30,326,427	$219,649	$30,546,076

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2020, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-A

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	Total (unaudited)	ACVB	FEIP	FGP	MTRS	GBF	NVOLG1	SAM
Reinvested dividends	$133,976	17,244	533	10,344	711	18,697	15,889	837
Mortality and expense risk charges (note 2)	(345,264)	(19,796)	(406)	(182,883)	(433)	(12,161)	(16,366)	(7,262)

Net investment income (loss)	(211,288)	(2,552)	127	(172,539)	278	6,536	(477)	(6,425)

Realized gain (loss) on investments	820,203	24,786	(59)	538,155	152	(12,015)	24,835	-
Change in unrealized gain (loss) on investments	4,017,171	51,924	259	3,362,812	1,355	49,441	63,720	-

Net gain (loss) on investments	4,837,374	76,710	200	3,900,967	1,507	37,426	88,555	-

Reinvested capital gains	2,040,987	50,533	1,312	1,317,791	823	-	121,049	-

Net increase (decrease) in contract owners’ equity resulting from operations	$6,667,073	124,691	1,639	5,046,219	2,608	43,962	209,127	(6,425)

Investment Activity:	TRF	AMCG
Reinvested dividends	$69,721	-
Mortality and expense risk charges (note 2)	(79,178)	(26,779)

Net investment income (loss)	(9,457)	(26,779)

Realized gain (loss) on investments	203,707	40,642
Change in unrealized gain (loss) on investments	(105,120)	592,780

Net gain (loss) on investments	98,587	633,422

Reinvested capital gains	445,590	103,889

Net increase (decrease) in contract owners’ equity resulting from operations	$534,720	710,532

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	Total (unaudited)		ACVB		FEIP		FGP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(211,288)	(140,010)	(2,552)	4,037	127	181	(172,539)	(123,710)
Realized gain (loss) on investments	820,203	1,534,032	24,786	64,581	(59)	(39)	538,155	652,004
Change in unrealized gain (loss) on investments	4,017,171	3,091,737	51,924	174,516	259	4,511	3,362,812	2,012,265
Reinvested capital gains	2,040,987	1,528,214	50,533	38,047	1,312	1,778	1,317,791	720,846

Net increase (decrease) in contract owners’ equity resulting from operations	6,667,073	6,013,973	124,691	281,181	1,639	6,431	5,046,219	3,261,405

Equity transactions:
Purchase payments received from contract owners (note 4)	19,968	669,666	1,000	1,250	-	-	5,611	6,509
Transfers between funds	-	-	(135,404)	(1,052)	-	-	(432,926)	(28,721)
Redemptions (notes 2, 3, and 4)	(1,571,975)	(3,242,870)	(44,045)	(219,783)	(10)	-	(307,451)	(948,063)
Adjustments to maintain reserves	3,121	370	16	(19)	7	(9)	2,036	212

Net equity transactions	(1,548,886)	(2,572,834)	(178,433)	(219,604)	(3)	(9)	(732,730)	(970,063)

Net change in contract owners’ equity	5,118,187	3,441,139	(53,742)	61,577	1,636	6,422	4,313,489	2,291,342
Contract owners’ equity at beginning of period	25,427,889	21,986,750	1,676,371	1,614,794	31,451	25,029	12,658,020	10,366,678

Contract owners’ equity at end of period	$30,546,076	25,427,889	1,622,629	1,676,371	33,087	31,451	16,971,509	12,658,020

CHANGE IN UNITS:
Beginning units	530,562	593,280	71,711	81,714	553	553	126,346	137,176
Units purchased	75,588	13,998	1,743	57	-	-	-	-
Units redeemed	(109,085)	(76,716)	(10,957)	(10,060)	-	-	(7,046)	(10,830)

Ending units	497,065	530,562	62,497	71,711	553	553	119,300	126,346

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	MTRS		GBF		NVOLG1		SAM
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$278	281	6,536	8,593	(477)	5,485	(6,425)	987
Realized gain (loss) on investments	152	143	(12,015)	(30,859)	24,835	(15,651)	-	-
Change in unrealized gain (loss) on investments	1,355	3,748	49,441	79,579	63,720	67,110	-	-
Reinvested capital gains	823	790	-	-	121,049	374,853	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,608	4,962	43,962	57,313	209,127	431,797	(6,425)	987

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	195	3,978	-	10,078	2,400	50,048
Transfers between funds	-	-	(145,127)	42,706	(308,380)	(3,994)	1,090,689	26,266
Redemptions (notes 2, 3, and 4)	-	-	(29,381)	(327,752)	(90,497)	(196,532)	(773,725)	(43,742)
Adjustments to maintain reserves	(3)	(4)	-	(18)	8	3	17	(6)

Net equity transactions	(3)	(4)	(174,313)	(281,086)	(398,869)	(190,445)	319,381	32,566

Net change in contract owners’ equity	2,605	4,958	(130,351)	(223,773)	(189,742)	241,352	312,956	33,553
Contract owners’ equity at beginning of period	31,477	26,519	1,019,445	1,243,218	1,514,270	1,272,918	235,606	202,053

Contract owners’ equity at end of period	$34,082	31,477	889,094	1,019,445	1,324,528	1,514,270	548,562	235,606

CHANGE IN UNITS:
Beginning units	785	785	28,711	36,725	88,458	101,002	14,919	12,853
Units purchased	-	-	5	1,313	311	689	72,857	4,837
Units redeemed	-	-	(4,801)	(9,327)	(22,835)	(13,233)	(52,668)	(2,771)

Ending units	785	785	23,915	28,711	65,934	88,458	35,108	14,919

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	TRF		AMCG
	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(9,457)	(11,016)	(26,779)	(24,848)
Realized gain (loss) on investments	203,707	821,084	40,642	42,769
Change in unrealized gain (loss) on investments	(105,120)	402,671	592,780	347,337
Reinvested capital gains	445,590	260,605	103,889	131,295

Net increase (decrease) in contract owners’ equity resulting from operations	534,720	1,473,344	710,532	496,553

Equity transactions:
Purchase payments received from contract owners (note 4)	4,081	593,411	6,681	4,392
Transfers between funds	(39,002)	(17,634)	(29,850)	(17,571)
Redemptions (notes 2, 3, and 4)	(231,830)	(1,319,292)	(95,036)	(187,706)
Adjustments to maintain reserves	551	172	489	39

Net equity transactions	(266,200)	(743,343)	(117,716)	(200,846)

Net change in contract owners’ equity	268,520	730,001	592,816	295,707
Contract owners’ equity at beginning of period	6,317,510	5,587,509	1,943,739	1,648,032

Contract owners’ equity at end of period	$6,586,030	6,317,510	2,536,555	1,943,739

CHANGE IN UNITS:
Beginning units	69,464	78,432	129,615	144,040
Units purchased	74	6,897	598	205
Units redeemed	(3,035)	(15,865)	(7,743)	(14,630)

Ending units	66,503	69,464	122,470	129,615

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VA Separate Account-A (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on May 6, 1987. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Separate Account.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares (FHIB)*

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)*

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust - MFS Growth Series: Initial Class (MEGS)*

MFS(R) Variable Insurance Trust - MFS Total Return Series: Initial Class (MTRS)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)*

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)

*	At December 31, 2020, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

There were no subaccounts with inception or liquidation dates for each of the years in the two-year period ended December 31, 2020.

There were no subaccount mergers for the one-year period ending December 31, 2020.

NATIONWIDE VA SEPARATE ACCOUNT-A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

For the one-year period ended December 31, 2020, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
FHIB	Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares	Federated Insurance Series - Federated High Income Bond Fund II: Primary Shares	5/1/2020
NVOLG1	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I	Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I	5/1/2020
TRF	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I	5/1/2020

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2020 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) COVID-19

Equity and financial markets have experienced significant volatility and interest rates have experienced significant declines primarily driven by the COVID-19 pandemic. These conditions have and may continue to impact the Company’s operations and financial condition. The extent to which the COVID-19 pandemic may impact the Company’s operations and financial condition will depend on future developments which are evolving and uncertain.

(h) Subsequent Events

The company evaluated subsequent events through the date the financial statements were available to be issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charges for contracts offered through the Separate Account range from 1.30% to 1.40%.

NATIONWIDE VA SEPARATE ACCOUNT-A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 1.30% - 1.40% of the daily value of the allocations to the underlying fund options
Contract Maintenance Charge - assessed through a redemption of units	Up to $30 annually, or a one-time charge up to $50
Contingent Deferred Sales Charge - assessed on the amount of purchase payment surrendered	0.00% - 7.00%
Maximum Contingent Deferred Sales Charge Period	7 years

(3) Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(4) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2020 and 2019, total transfers to the Separate Account from the fixed account were $0 and $0, respectively, and total transfers from the Separate Account to the fixed account were $71,987 and $177,968, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2020:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$30,543,956	$-	$-	$30,543,956

NATIONWIDE VA SEPARATE ACCOUNT-A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2020 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ACVB	$109,434	$239,902
FEIP	1,845	416
FGP	1,331,573	919,865
MTRS	1,534	433
GBF	18,732	186,511
NVOLG1	142,252	420,557
SAM	1,149,058	836,118
TRF	521,187	351,411
AMCG	110,367	151,163

	$3,385,982	$3,106,376

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE VA SEPARATE ACCOUNT-A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(6) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2020, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2020. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)
2020	1.30%	62,497	$25.96	$ 1,622,629	1.14%	11.06%
2019	1.30%	71,711	23.38	1,676,371	1.55%	18.29%
2018	1.30%	81,714	19.76	1,614,794	1.41%	-5.09%
2017	1.30%	86,522	20.82	1,801,469	1.54%	12.43%
2016	1.30%	92,079	18.52	1,705,119	1.56%	5.61%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)
2020	1.40%	553	59.83	33,087	1.85%	5.20%
2019	1.40%	553	56.87	31,451	2.04%	25.66%
2018	1.40%	553	45.26	25,029	2.30%	-9.58%
2017	1.40%	553	50.06	27,682	1.74%	11.32%
2016	1.40%	553	44.97	24,867	2.37%	16.37%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)
2020	1.30%	119,300	141.08	16,830,773	0.07%	42.02%
2019	1.30%	126,346	99.33	12,550,477	0.26%	32.57%
2018	1.30%	137,176	74.93	10,278,708	0.24%	-1.47%
2017	1.30%	148,107	76.05	11,263,837	0.22%	33.38%
2016	1.30%	160,444	57.02	9,148,096	0.04%	-0.51%
MFS(R) Variable Insurance Trust - MFS Total Return Series: Initial Class (MTRS)
2020	1.40%	785	43.42	34,082	2.31%	8.28%
2019	1.40%	785	40.10	31,477	2.36%	18.70%
2018	1.40%	785	33.78	26,519	2.22%	-6.94%
2017	1.40%	785	36.30	28,496	2.37%	10.73%
2016	1.40%	785	32.78	25,735	2.91%	7.57%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
2020	1.30%	23,915	37.18	889,094	2.01%	4.70%
2019	1.30%	28,711	35.51	1,019,445	2.04%	4.89%
2018	1.30%	36,725	33.85	1,243,218	2.14%	-1.35%
2017	1.30%	39,083	34.32	1,341,174	2.06%	0.76%
2016	1.30%	44,186	34.06	1,504,844	1.65%	-0.56%
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)
2020	1.30%	65,934	20.09	1,324,528	1.27%	17.35%
2019	1.30%	88,458	17.12	1,514,270	1.70%	35.83%
2018	1.30%	101,002	12.60	1,272,918	0.83%	-2.56%
2017	1.30%	94,046	12.93	1,216,459	0.58%	25.66%
2016	1.30%	66,365	10.29	683,102	0.75%	2.93%	****
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
2020	1.30%	35,108	15.62	548,562	0.15%	-1.06%
2019	1.30%	14,919	15.79	235,606	1.76%	0.46%
2018	1.30%	12,853	15.72	202,053	1.40%	0.07%
2017	1.30%	14,484	15.71	227,544	0.37%	-0.88%
2016	1.30%	27,670	15.85	438,557	0.01%	-1.29%
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)
2020	1.30%	66,503	98.38	6,542,887	1.15%	8.92%
2019	1.30%	69,464	90.33	6,274,523	1.13%	27.63%
2018	1.30%	78,432	70.78	5,550,984	1.06%	-1.31%
2017	1.30%	87,042	71.71	6,242,217	1.00%	18.96%
2016	1.30%	97,005	60.28	5,847,886	1.48%	9.94%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)
2020	1.30%	122,470	20.42	2,500,785	0.00%	38.16%
2019	1.30%	129,615	14.78	1,915,642	0.00%	31.02%
2018	1.30%	144,040	11.28	1,624,777	0.00%	-7.63%
2017	1.30%	154,150	12.21	1,882,425	0.00%	23.67%
2016	1.30%	161,901	9.87	1,598,740	0.00%	3.04%

NATIONWIDE VA SEPARATE ACCOUNT-A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

*

This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.